Long Term Debt and Preference Securities - Preference Securities Authorized Issued and Outstanding (Details) - Preference Securities - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2016
Debt Instrument [Line Items]
Preference securities, authorized (in shares)	1,000,000	1,000,000
Preference securities, issued (in shares)	5,835	5,835	30,400
Preference securities, outstanding (in shares)	5,835	5,835